Accrued Expenses	12 Months Ended
Dec. 31, 2025
Accrued Expenses [Abstract]
Accrued Expenses

Note 9. Accrued Expenses

Accrued expenses are composed of Accrued payroll and Other current liabilities on the consolidated balance sheets and include the following as of December 31,

	2025	2024

Salaries and employee benefits	$774	$519

Other current liabilities:
Accrued legal fees	20	38
Accrued accounting fees	—	70
Accrued franchise taxes	49	—
Accrued subcontractor cost	22	—
Other accrued expenses	10	4
Total other current liabilities	101	112
Total accrued expenses	$875	$631